Statements of Cash Flows (USD $)	4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	Oct. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Jul. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,737)	$ (24,747)	$ (52,881)	$ (66,391)	$ (72,128)	$ (96,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services - related party	3,000				3,000	3,000
Changes in operating assets and liabilities:
Decrease in prepaid expenses		525		(525)	(525)
Increase in accrued liabilities	1,225	10,251	22,613	29,086	30,311	40,562
Net Cash Used In Operating Activities	(1,512)	(13,971)	(30,268)	(37,830)	(39,342)	(53,313)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution - related party	40	8,000		2,990	3,030	11,030
Proceeds from shareholder loans		8,850				8,850
(Repayments) of shareholder loans		(2,500)				(2,500)
Proceeds from issuance of common stock	32,250		4,700	4,700	36,950	36,950
Net Cash Provided By Financing Activities	32,290	14,350	4,700	7,690	39,980	54,330
Net Increase/(Decrease) in Cash	30,778	379	(25,568)	(30,140)	638	1,017
Cash - Beginning of Period		638	30,778	30,778
Cash - End of Period	30,778	1,017	5,210	638	638	1,017
Cash Paid During the Period for:
Income Taxes
Interest